Quarterly Holdings Report
for
VIP Stock Selector All Cap Portfolio
March 31, 2024
VSACI-NPRT1-0524
1.9904322.102
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	769,500	13,543,200
Liberty Global Ltd. Class C	40,400	712,656
		14,255,856
Entertainment - 1.5%
Capcom Co. Ltd.	23,400	436,837
Electronic Arts, Inc.	4,800	636,816
Endeavor Group Holdings, Inc.	27,800	715,294
Lions Gate Entertainment Corp.:
Class A (a)(b)	20,900	207,955
Class B (a)	110,900	1,032,479
Marcus Corp. (b)	75,600	1,078,056
Netflix, Inc. (a)	31,400	19,070,162
Roblox Corp. (a)	21,000	801,780
Roku, Inc. Class A (a)	25,500	1,661,835
Sea Ltd. ADR (a)	120,900	6,493,539
Spotify Technology SA (a)	10,300	2,718,170
Take-Two Interactive Software, Inc. (a)	9,600	1,425,504
The Walt Disney Co.	225,400	27,579,944
TKO Group Holdings, Inc.	52,723	4,555,794
Ubisoft Entertainment SA (a)	112,000	2,356,813
Warner Music Group Corp. Class A	40,200	1,327,404
		72,098,382
Interactive Media & Services - 6.2%
Alphabet, Inc. Class A (a)	1,077,000	162,551,610
Angi, Inc. (a)	594,400	1,557,328
IAC, Inc. (a)	3,400	181,356
Match Group, Inc. (a)	116,300	4,219,364
Meta Platforms, Inc. Class A	237,000	115,082,460
Pinterest, Inc. Class A (a)	29,800	1,033,166
Snap, Inc. Class A (a)	492,800	5,657,344
		290,282,628
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	1,202,065	3,137,390
Comcast Corp. Class A	68,300	2,960,805
Liberty Broadband Corp.:
Class A (a)	97,400	5,563,488
Class C (a)	52,700	3,016,021
Paramount Global Class B	24,500	288,365
S4 Capital PLC (a)(b)	176,500	117,065
		15,083,134
TOTAL COMMUNICATION SERVICES		391,720,000
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.1%
Adient PLC (a)	70,350	2,315,922
Aptiv PLC (a)	60,400	4,810,860
		7,126,782
Automobiles - 0.7%
Tesla, Inc. (a)	201,063	35,344,865
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	992,936	179,105,796
Etsy, Inc. (a)	35,800	2,460,176
Ollie's Bargain Outlet Holdings, Inc. (a)	47,100	3,747,747
		185,313,719
Distributors - 0.1%
LKQ Corp.	89,100	4,758,831
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	44,300	7,307,728
Aramark	153,700	4,998,324
Booking Holdings, Inc.	4,262	15,462,025
Caesars Entertainment, Inc. (a)	102,300	4,474,602
Churchill Downs, Inc.	68,730	8,505,338
Domino's Pizza, Inc.	20,154	10,014,120
Flutter Entertainment PLC (a)	10,500	2,092,582
Hilton Worldwide Holdings, Inc.	53,578	11,428,723
Marriott International, Inc. Class A	50,695	12,790,855
McDonald's Corp.	19,347	5,454,887
Penn Entertainment, Inc. (a)	85,400	1,555,134
Red Rock Resorts, Inc.	57,100	3,415,722
Restaurant Brands International, Inc.	65,600	5,209,547
Wyndham Hotels & Resorts, Inc.	33,700	2,586,475
Yum! Brands, Inc.	81,200	11,258,380
		106,554,442
Household Durables - 0.2%
D.R. Horton, Inc.	32,300	5,314,965
Mohawk Industries, Inc. (a)	24,983	3,270,025
		8,584,990
Leisure Products - 0.1%
Brunswick Corp.	27,600	2,663,952
Specialty Retail - 1.9%
Burlington Stores, Inc. (a)	10,300	2,391,557
Five Below, Inc. (a)	27,072	4,910,319
Foot Locker, Inc.	47,000	1,339,500
JD Sports Fashion PLC	722,900	1,227,189
Lowe's Companies, Inc.	115,589	29,443,986
The Home Depot, Inc.	38,124	14,624,366
TJX Companies, Inc.	288,020	29,210,988
Valvoline, Inc. (a)	119,719	5,335,876
		88,483,781
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	81,068	3,672,380
lululemon athletica, Inc. (a)	29,400	11,485,110
LVMH Moet Hennessy Louis Vuitton SE	3,200	2,879,350
NIKE, Inc. Class B	146,369	13,755,759
PVH Corp.	92,540	13,012,049
Tapestry, Inc.	153,097	7,269,046
		52,073,694
TOTAL CONSUMER DISCRETIONARY		490,905,056
CONSUMER STAPLES - 5.9%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (a)	22,350	6,803,787
Brown-Forman Corp. Class B (non-vtg.)	37,800	1,951,236
Constellation Brands, Inc. Class A (sub. vtg.)	23,185	6,300,756
Diageo PLC	124,095	4,591,790
Duckhorn Portfolio, Inc. (a)	32,300	300,713
Keurig Dr. Pepper, Inc.	720,600	22,100,802
MGP Ingredients, Inc.	1,700	146,421
Monster Beverage Corp. (a)	100,100	5,933,928
PepsiCo, Inc.	75,500	13,213,255
The Coca-Cola Co.	576,400	35,264,152
		96,606,840
Consumer Staples Distribution & Retail - 0.9%
Albertsons Companies, Inc.	35,200	754,688
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	77,900	4,446,088
BJ's Wholesale Club Holdings, Inc. (a)	38,700	2,927,655
Dollar General Corp.	4,000	624,240
Dollar Tree, Inc. (a)	9,200	1,224,980
Performance Food Group Co. (a)	111,746	8,340,721
Sysco Corp.	18,400	1,493,712
Target Corp.	46,735	8,281,909
Walgreens Boots Alliance, Inc.	43,400	941,346
Walmart, Inc.	228,700	13,760,879
		42,796,218
Food Products - 0.8%
Archer Daniels Midland Co.	61,399	3,856,471
Bunge Global SA	19,550	2,004,266
Darling Ingredients, Inc. (a)	14,297	664,953
General Mills, Inc.	37,600	2,630,872
Laird Superfood, Inc. (a)	19,100	45,840
Lamb Weston Holdings, Inc.	46,500	4,953,645
Mondelez International, Inc.	121,700	8,519,000
Nomad Foods Ltd.	266,482	5,212,388
The J.M. Smucker Co.	30,500	3,839,035
The Simply Good Foods Co. (a)	23,600	803,108
TreeHouse Foods, Inc. (a)	63,826	2,486,023
Tyson Foods, Inc. Class A	64,400	3,782,212
		38,797,813
Household Products - 1.1%
Colgate-Palmolive Co.	14,500	1,305,725
Energizer Holdings, Inc.	281,900	8,299,136
Kimberly-Clark Corp.	36,500	4,721,275
Procter & Gamble Co.	230,400	37,382,400
The Clorox Co.	10,900	1,668,899
		53,377,435
Personal Care Products - 0.5%
Edgewell Personal Care Co.	18,400	710,976
Estee Lauder Companies, Inc. Class A	40,800	6,289,320
Kenvue, Inc.	726,000	15,579,960
Olaplex Holdings, Inc. (a)	326,424	626,734
		23,206,990
Tobacco - 0.5%
Altria Group, Inc.	184,000	8,026,080
British American Tobacco PLC sponsored ADR	77,100	2,351,550
JUUL Labs, Inc. Class A (a)(c)(d)(e)	353,436	378,177
Philip Morris International, Inc.	121,400	11,122,668
		21,878,475
TOTAL CONSUMER STAPLES		276,663,771
ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (a)	175,700	3,508,729
Noble Corp. PLC	29,600	1,435,304
Schlumberger Ltd.	70,900	3,886,029
TechnipFMC PLC	169,300	4,251,123
Weatherford International PLC (a)	59,900	6,913,658
		19,994,843
Oil, Gas & Consumable Fuels - 3.8%
Africa Oil Corp.	1,819,200	3,169,549
Athabasca Oil Corp. (a)	1,194,200	4,610,879
ConocoPhillips Co.	150,300	19,130,184
Eco Atlantic Oil & Gas Ltd. (a)	120,500	12,899
Exxon Mobil Corp.	679,800	79,019,952
Hess Corp.	19,900	3,037,536
Imperial Oil Ltd.	222,700	15,360,718
Kosmos Energy Ltd. (a)	619,677	3,693,275
MEG Energy Corp. (a)	567,000	13,018,124
PBF Energy, Inc. Class A	45,400	2,613,678
Phillips 66 Co.	75,100	12,266,834
Shell PLC ADR	93,000	6,234,720
Valero Energy Corp.	78,900	13,467,441
		175,635,789
TOTAL ENERGY		195,630,632
FINANCIALS - 13.6%
Banks - 5.0%
AIB Group PLC	492,680	2,500,307
Bancorp, Inc., Delaware (a)	190,200	6,364,092
Bank of America Corp.	512,812	19,445,831
Bank of Ireland Group PLC	436,700	4,456,556
Citigroup, Inc.	333,955	21,119,314
Citizens Financial Group, Inc.	137,700	4,997,133
East West Bancorp, Inc.	110,062	8,707,005
HDFC Bank Ltd. sponsored ADR	42,800	2,395,516
JPMorgan Chase & Co.	412,918	82,707,475
KeyCorp	624,010	9,865,598
M&T Bank Corp.	56,861	8,269,864
Piraeus Financial Holdings SA (a)	855,000	3,572,297
PNC Financial Services Group, Inc.	107,630	17,393,008
Popular, Inc.	110,000	9,689,900
Wells Fargo & Co.	571,247	33,109,476
		234,593,372
Capital Markets - 2.8%
Bank of New York Mellon Corp.	249,364	14,368,354
BlackRock, Inc. Class A	16,588	13,829,416
Cboe Global Markets, Inc.	22,975	4,221,197
CME Group, Inc.	42,144	9,073,182
Coinbase Global, Inc. (a)	32,378	8,584,055
London Stock Exchange Group PLC	38,200	4,570,787
LPL Financial	40,363	10,663,905
MarketAxess Holdings, Inc.	26,717	5,857,702
Moody's Corp.	26,590	10,450,668
Morgan Stanley	234,999	22,127,506
Palmer Square Capital BDC, Inc. (b)	70,300	1,145,187
Patria Investments Ltd.	238,500	3,539,340
State Street Corp.	78,425	6,063,821
StepStone Group, Inc. Class A	90,523	3,235,292
Tradeweb Markets, Inc. Class A	44,100	4,593,897
UBS Group AG	298,472	9,169,060
Virtu Financial, Inc. Class A	125,747	2,580,328
		134,073,697
Consumer Finance - 0.3%
Discover Financial Services	71,804	9,412,786
NerdWallet, Inc. (a)	63,400	931,980
OneMain Holdings, Inc.	91,899	4,695,120
		15,039,886
Financial Services - 3.2%
Apollo Global Management, Inc.	142,235	15,994,326
Block, Inc. Class A (a)	328,841	27,813,372
Essent Group Ltd.	134,216	7,987,194
Fiserv, Inc. (a)	95,312	15,232,764
Global Payments, Inc.	78,779	10,529,601
Marqeta, Inc. Class A (a)	869,581	5,182,703
MasterCard, Inc. Class A	23,669	11,398,280
Screaming Eagle Acquisition Corp. (a)	7,100	75,970
UWM Holdings Corp. Class A (b)	398,474	2,892,921
Visa, Inc. Class A	181,181	50,563,993
Voya Financial, Inc.	45,000	3,326,400
		150,997,524
Insurance - 2.3%
Arthur J. Gallagher & Co.	57,464	14,368,299
Beazley PLC	608,050	5,107,382
Chubb Ltd.	69,168	17,923,504
Direct Line Insurance Group PLC	983,315	2,420,748
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,405	7,982,017
Globe Life, Inc.	29,163	3,393,698
Hartford Financial Services Group, Inc.	114,781	11,828,182
Marsh & McLennan Companies, Inc.	68,251	14,058,341
Progressive Corp.	62,693	12,966,166
Reinsurance Group of America, Inc.	36,923	7,121,708
Unum Group	173,640	9,317,522
		106,487,567
TOTAL FINANCIALS		641,192,046
HEALTH CARE - 12.2%
Biotechnology - 2.4%
Acelyrin, Inc.	70,000	472,500
Acumen Pharmaceuticals, Inc. (a)	69,000	279,450
Allogene Therapeutics, Inc. (a)	275,000	1,229,250
Alnylam Pharmaceuticals, Inc. (a)	35,000	5,230,750
Apogee Therapeutics, Inc.	12,200	810,690
Arcellx, Inc. (a)	28,000	1,947,400
Arcus Biosciences, Inc. (a)	54,000	1,019,520
Argenx SE ADR (a)	20,000	7,874,400
Ascendis Pharma A/S sponsored ADR (a)	60,000	9,070,200
Avidity Biosciences, Inc. (a)	90,000	2,296,800
Avidity Biosciences, Inc. (d)	17,652	450,479
Blueprint Medicines Corp. (a)	60,000	5,691,600
Cargo Therapeutics, Inc.	100,000	2,232,000
Celldex Therapeutics, Inc. (a)	46,000	1,930,620
Cytokinetics, Inc. (a)	106,000	7,431,660
Immunocore Holdings PLC ADR (a)	35,000	2,275,000
Insmed, Inc. (a)	50,000	1,356,500
Intellia Therapeutics, Inc. (a)	35,000	962,850
Janux Therapeutics, Inc. (a)	60,200	2,266,530
Keros Therapeutics, Inc. (a)	48,000	3,177,600
Legend Biotech Corp. ADR (a)	150,000	8,413,500
Morphic Holding, Inc. (a)	28,000	985,600
Nuvalent, Inc. Class A (a)	50,000	3,754,500
Poseida Therapeutics, Inc. (a)	230,000	733,700
Regeneron Pharmaceuticals, Inc. (a)	25,200	24,254,748
Repligen Corp. (a)	9,500	1,747,240
Spyre Therapeutics, Inc. (a)	40,000	1,517,200
Summit Therapeutics, Inc. (a)(b)	68,000	281,520
Vaxcyte, Inc. (a)	105,000	7,172,550
Viking Therapeutics, Inc. (a)	12,000	984,000
Viridian Therapeutics, Inc. (a)	90,000	1,575,900
Xenon Pharmaceuticals, Inc. (a)	85,000	3,659,250
Zentalis Pharmaceuticals, Inc. (a)	60,000	945,600
		114,031,107
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	846,000	57,942,540
Edwards Lifesciences Corp. (a)	96,000	9,173,760
Glaukos Corp. (a)	78,000	7,354,620
Inspire Medical Systems, Inc. (a)	42,800	9,193,012
Insulet Corp. (a)	46,000	7,884,400
Intuitive Surgical, Inc. (a)	17,000	6,784,530
Masimo Corp. (a)	72,800	10,690,680
Medical Microinstruments, Inc. warrants 2/16/31 (a)(d)(e)	1,141	14,069
Penumbra, Inc. (a)	91,800	20,487,924
PROCEPT BioRobotics Corp. (a)	46,000	2,273,320
Shockwave Medical, Inc. (a)	12,800	4,168,064
Stryker Corp.	19,500	6,978,465
		142,945,384
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	43,500	3,446,070
agilon health, Inc. (a)	765,000	4,666,500
Alignment Healthcare, Inc. (a)	349,800	1,735,008
BrightSpring Health Services, Inc.	218,000	2,369,660
Centene Corp. (a)	190,500	14,950,440
Cigna Group	58,500	21,246,615
CVS Health Corp.	245,000	19,541,200
Humana, Inc.	12,000	4,160,640
LifeStance Health Group, Inc. (a)	670,000	4,133,900
Molina Healthcare, Inc. (a)	9,200	3,779,636
Privia Health Group, Inc. (a)	290,000	5,681,100
Surgery Partners, Inc. (a)	265,000	7,904,950
UnitedHealth Group, Inc.	71,800	35,519,460
		129,135,179
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (a)	105,000	3,442,950
Phreesia, Inc. (a)	108,000	2,584,440
Veeva Systems, Inc. Class A (a)	34,000	7,877,460
		13,904,850
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	191,910	7,202,382
Bruker Corp.	70,000	6,575,800
Danaher Corp.	147,500	36,833,700
IQVIA Holdings, Inc. (a)	26,900	6,802,741
Lonza Group AG	4,500	2,689,193
Thermo Fisher Scientific, Inc.	20,000	11,624,200
		71,728,016
Pharmaceuticals - 2.2%
AstraZeneca PLC (United Kingdom)	65,000	8,732,349
Edgewise Therapeutics, Inc. (a)	40,000	729,600
Eli Lilly & Co.	65,200	50,722,992
Enliven Therapeutics, Inc. (a)	28,000	492,520
Merck & Co., Inc.	214,000	28,237,300
Pharvaris BV (a)	64,000	1,479,040
Royalty Pharma PLC	195,000	5,922,150
Structure Therapeutics, Inc. ADR (a)	50,000	2,143,000
UCB SA	25,000	3,085,511
		101,544,462
TOTAL HEALTH CARE		573,288,998
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	16,900	5,287,672
HEICO Corp. Class A	32,200	4,956,868
Howmet Aerospace, Inc.	200,900	13,747,587
L3Harris Technologies, Inc.	43,000	9,163,300
Lockheed Martin Corp.	25,000	11,371,750
Northrop Grumman Corp.	14,800	7,084,168
The Boeing Co. (a)	116,500	22,483,335
TransDigm Group, Inc.	8,000	9,852,800
		83,947,480
Air Freight & Logistics - 0.3%
FedEx Corp.	52,000	15,066,480
Building Products - 1.0%
Carlisle Companies, Inc.	40,300	15,791,555
The AZEK Co., Inc. (a)	29,100	1,461,402
Trane Technologies PLC	93,800	28,158,760
		45,411,717
Commercial Services & Supplies - 0.7%
Cintas Corp.	23,200	15,939,096
Waste Connections, Inc. (United States)	91,300	15,704,513
		31,643,609
Construction & Engineering - 0.6%
EMCOR Group, Inc.	13,200	4,622,640
Quanta Services, Inc.	32,000	8,313,600
Willscot Mobile Mini Holdings (a)	364,500	16,949,250
		29,885,490
Electrical Equipment - 1.6%
AMETEK, Inc.	157,500	28,806,750
Eaton Corp. PLC	72,100	22,544,228
Fluence Energy, Inc. (a)	58,000	1,005,720
Hubbell, Inc. Class B	24,700	10,251,735
Nextracker, Inc. Class A (a)	37,800	2,127,006
Regal Rexnord Corp.	37,000	6,663,700
Vertiv Holdings Co.	54,400	4,442,848
		75,841,987
Ground Transportation - 1.3%
CSX Corp.	391,600	14,516,612
Landstar System, Inc.	23,400	4,510,584
Old Dominion Freight Lines, Inc.	37,600	8,246,056
Uber Technologies, Inc. (a)	270,200	20,802,698
Union Pacific Corp.	64,200	15,788,706
		63,864,656
Industrial Conglomerates - 0.5%
General Electric Co.	130,000	22,818,900
Machinery - 2.1%
Caterpillar, Inc.	79,400	29,094,542
Chart Industries, Inc. (a)	40,600	6,687,632
Flowserve Corp.	141,400	6,459,152
Fortive Corp.	157,900	13,582,558
IDEX Corp.	19,000	4,636,380
ITT, Inc.	64,500	8,773,935
Parker Hannifin Corp.	41,000	22,787,390
Snap-On, Inc.	17,800	5,272,716
		97,294,305
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	29,400	1,836,618
Professional Services - 0.2%
Dayforce, Inc. (a)	2,300	152,283
ExlService Holdings, Inc. (a)	114,800	3,650,640
TransUnion	53,900	4,301,220
		8,104,143
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	31,400	1,615,216
W.W. Grainger, Inc.	4,000	4,069,200
Watsco, Inc.	15,000	6,479,550
		12,163,966
TOTAL INDUSTRIALS		487,879,351
INFORMATION TECHNOLOGY - 26.3%
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	126,300	4,162,848
TE Connectivity Ltd.	97	14,088
		4,176,936
IT Services - 1.8%
Capgemini SA	65,100	14,980,728
Cognizant Technology Solutions Corp. Class A	174,700	12,803,763
EPAM Systems, Inc. (a)	26,100	7,207,776
MongoDB, Inc. Class A (a)	29,700	10,651,608
Okta, Inc. (a)	117,700	12,313,774
Snowflake, Inc. (a)	77,000	12,443,200
Twilio, Inc. Class A (a)	208,800	12,768,120
		83,168,969
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (a)	75,910	13,700,996
Analog Devices, Inc.	196,900	38,944,851
ASML Holding NV (depository receipt)	8,400	8,151,948
Lattice Semiconductor Corp. (a)	40,700	3,183,961
Marvell Technology, Inc.	87,200	6,180,736
Microchip Technology, Inc.	102,800	9,222,188
Micron Technology, Inc.	300,000	35,367,000
NVIDIA Corp.	160,800	145,292,448
ON Semiconductor Corp. (a)	196,700	14,467,285
Skyworks Solutions, Inc.	34,600	3,747,872
SolarEdge Technologies, Inc. (a)	100,500	7,133,490
		285,392,775
Software - 13.9%
Adobe, Inc. (a)	104,200	52,579,320
Atlassian Corp. PLC (a)	65,800	12,838,238
Autodesk, Inc. (a)	84,600	22,031,532
Bill Holdings, Inc. (a)	133,991	9,207,862
BlackLine, Inc. (a)	136,800	8,834,544
Constellation Software, Inc.	2,100	5,736,222
Constellation Software, Inc. warrants 8/22/28 (a)(e)	2,600	0
Datadog, Inc. Class A (a)	66,800	8,256,480
Dynatrace, Inc. (a)	90,900	4,221,396
Elastic NV (a)	115,600	11,587,744
Five9, Inc. (a)	150,530	9,349,418
Gen Digital, Inc.	411,742	9,223,021
HubSpot, Inc. (a)	27,700	17,355,712
Microsoft Corp.	821,600	345,663,554
Palo Alto Networks, Inc. (a)	42,800	12,160,764
PTC, Inc. (a)	54,000	10,202,760
Salesforce, Inc.	224,800	67,705,264
Tenable Holdings, Inc. (a)	202,400	10,004,632
Unity Software, Inc. (a)(b)	293,400	7,833,780
Workday, Inc. Class A (a)	68,800	18,765,200
Workiva, Inc. (a)	144,000	12,211,200
		655,768,643
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,204,700	206,581,956
TOTAL INFORMATION TECHNOLOGY		1,235,089,279
MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	16,300	3,949,001
Axalta Coating Systems Ltd. (a)	39,700	1,365,283
Cabot Corp.	32,700	3,014,940
Celanese Corp. Class A	17,400	2,990,364
Corteva, Inc.	70,500	4,065,735
Dow, Inc.	120,000	6,951,600
DuPont de Nemours, Inc.	23,900	1,832,413
Ecolab, Inc.	31,700	7,319,530
Ecovyst, Inc. (a)	80,600	898,690
Element Solutions, Inc.	84,200	2,103,316
Koppers Holdings, Inc.	20,500	1,130,985
Linde PLC	52,400	24,330,368
LyondellBasell Industries NV Class A	35,100	3,590,028
Olin Corp.	46,600	2,740,080
Orion SA	28,500	670,320
Quaker Houghton	3,300	677,325
Sherwin-Williams Co.	11,600	4,029,028
The Chemours Co. LLC	141,200	3,707,912
The Mosaic Co.	48,800	1,584,048
Tronox Holdings PLC	202,000	3,504,700
Westlake Corp.	15,900	2,429,520
		82,885,186
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,300	2,639,942
Vulcan Materials Co.	9,300	2,538,156
		5,178,098
Containers & Packaging - 0.2%
Aptargroup, Inc.	17,400	2,503,686
Avery Dennison Corp.	11,600	2,589,700
Crown Holdings, Inc.	17,600	1,394,976
Greif, Inc. Class A	27,500	1,898,875
		8,387,237
Metals & Mining - 0.5%
Alcoa Corp.	8,600	290,594
Arch Resources, Inc.	3,800	611,002
Commercial Metals Co.	27,600	1,622,052
First Quantum Minerals Ltd.	194,200	2,087,447
Franco-Nevada Corp.	12,800	1,525,171
Freeport-McMoRan, Inc.	140,700	6,615,714
Ivanhoe Mines Ltd. (a)	175,400	2,092,550
Nucor Corp.	29,600	5,857,840
Steel Dynamics, Inc.	18,200	2,697,786
Teck Resources Ltd. Class B	30,300	1,387,134
Wheaton Precious Metals Corp.	16,000	753,608
		25,540,898
Paper & Forest Products - 0.0%
Interfor Corp. (a)	15,300	239,008
TOTAL MATERIALS		122,230,427
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	13,000	1,675,830
American Tower Corp.	35,900	7,093,481
Americold Realty Trust	125,100	3,117,492
Crown Castle, Inc.	88,500	9,365,955
CubeSmart	151,900	6,868,918
Digital Realty Trust, Inc.	34,500	4,969,380
Douglas Emmett, Inc.	53,100	736,497
EastGroup Properties, Inc.	9,600	1,725,792
Equinix, Inc.	12,200	10,069,026
Equity Lifestyle Properties, Inc.	58,100	3,741,640
Essex Property Trust, Inc.	15,400	3,770,074
Extra Space Storage, Inc.	22,300	3,278,100
Four Corners Property Trust, Inc.	144,800	3,543,256
Invitation Homes, Inc.	83,800	2,984,118
Kite Realty Group Trust	47,883	1,038,103
Lamar Advertising Co. Class A	17,400	2,077,734
Mid-America Apartment Communities, Inc.	35,200	4,631,616
NETSTREIT Corp.	83,200	1,528,384
NNN (REIT), Inc.	60,100	2,568,674
Prologis, Inc.	114,365	14,892,610
Ryman Hospitality Properties, Inc.	31,500	3,641,715
SITE Centers Corp.	254,700	3,731,355
Sun Communities, Inc.	5,300	681,474
Tanger, Inc.	74,300	2,194,079
Terreno Realty Corp.	31,500	2,091,600
UDR, Inc.	62,800	2,349,348
Urban Edge Properties	116,800	2,017,136
Ventas, Inc.	146,600	6,382,964
Welltower, Inc.	46,600	4,354,304
		117,120,655
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	68,800	6,690,112
CoStar Group, Inc. (a)	20,900	2,018,940
Doma Holdings, Inc. Class A (a)(b)	44,408	201,612
		8,910,664
TOTAL REAL ESTATE		126,031,319
UTILITIES - 2.1%
Electric Utilities - 1.5%
Allete, Inc.	2,800	166,992
American Electric Power Co., Inc.	60,051	5,170,391
Constellation Energy Corp.	37,178	6,872,353
Edison International	83,909	5,934,884
Entergy Corp.	45,800	4,840,144
Eversource Energy	81,900	4,895,163
Exelon Corp.	52,400	1,968,668
FirstEnergy Corp.	127,800	4,935,636
Kansai Electric Power Co., Inc.	7,500	107,016
NextEra Energy, Inc.	225,665	14,422,250
NRG Energy, Inc.	15,207	1,029,362
PG&E Corp.	356,557	5,975,895
Pinnacle West Capital Corp.	14,400	1,076,112
PPL Corp.	153,500	4,225,855
Southern Co.	92,746	6,653,598
Xcel Energy, Inc.	52,000	2,795,000
		71,069,319
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	12,600	959,238
UGI Corp.	39,600	971,784
		1,931,022
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	11,800	253,818
NextEra Energy Partners LP	27,800	836,224
The AES Corp.	177,200	3,177,196
Vistra Corp.	61,000	4,248,650
		8,515,888
Multi-Utilities - 0.4%
DTE Energy Co.	18,200	2,040,948
NiSource, Inc.	123,200	3,407,712
Public Service Enterprise Group, Inc.	61,200	4,086,936
Sempra	119,400	8,576,502
		18,112,098
Water Utilities - 0.0%
Essential Utilities, Inc.	27,900	1,033,695
TOTAL UTILITIES		100,662,022
TOTAL COMMON STOCKS (Cost $3,846,779,369)		4,641,292,901

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Saluda Medical, Inc. Series E (d)(e)	75,279	648,152
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Medical Microinstruments, Inc. Series C (d)(e)	22,820	747,355
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,368,463)		1,395,507

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.3% 4/18/24 to 6/20/24 (g) (Cost $723,500)	730,000	723,508

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	59,460,846	59,472,738
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	11,738,346	11,739,520
TOTAL MONEY MARKET FUNDS (Cost $71,212,258)		71,212,258

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,920,083,590)	4,714,624,174
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(12,213,504)
NET ASSETS - 100.0%	4,702,410,670

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	34	Jun 2024	9,024,450	237,112	237,112

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,238,232 or 0.0% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $415,131.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Avidity Biosciences, Inc.	2/29/24	291,258

JUUL Labs, Inc. Class A	2/23/24	377,254

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	760,675

Saluda Medical, Inc. Series E	4/06/23	607,788

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	56,008,494	233,890,483	230,426,239	694,483	-	-	59,472,738	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	13,497,128	24,365,951	26,123,559	6,882	-	-	11,739,520	0.0%
Total	69,505,622	258,256,434	256,549,798	701,365	-	-	71,212,258

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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